SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
●	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates and Assumptions

●	Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the financial years presented. Significant accounting estimates in the period include the revenue recognition from contracts using the input method, the allowance for expected credit loss on receivables, assumptions used in assessing right of use assets, impairment of long-lived assets, deferred tax valuation allowance and stock-based compensation.

Basis of Consolidation

●	Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions within the Company have been eliminated upon consolidation.

Foreign Currency Translation and Transaction

●	Foreign Currency Translation and Transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statement of operations.

The reporting currency of the Company is United States Dollar (“US$”) and the accompanying consolidated financial statements have been expressed in US$. In addition, the Company and its subsidiaries are operating in Singapore, and maintain their books and records in their local currency, Singapore Dollars (“S$”), which is a functional currency as being the primary currency of the economic environment in which their operations are conducted. In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, Translation of Financial Statement, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the financial year. The gains and losses resulting from translation of financial statements of foreign subsidiaries are recorded as a separate component of accumulated other comprehensive income within the statements of changes in shareholders’ equity.

Translation of amounts from S$ into US$ has been made at the following exchange rates for the financial years ended December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023

Year-end SGD:US$ exchange rate	1.2842	1.3581	1.3181
Annual average SGD:US$ exchange rate	1.3120	1.3342	1.3434

Translation gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are translated, as the case may be, at the rate on the date of the transaction and included in the results of operations as incurred.

Cash and Cash Equivalents

●	Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash in readily available checking and saving accounts. Cash equivalents consist of highly liquid investments that are readily convertible to cash and that mature within three (3) months or less from the date of purchase. The carrying amounts approximate fair value due to the short maturities of these instruments. The Company maintains most of its bank accounts in Singapore.

Restricted Cash

●	Restricted Cash

Restricted cash represents fixed deposits that are pledged as security for banking facilities and those with original maturities of three months or more, including guarantees and other credit arrangements. These balances are subject to contractual restrictions and are not available for general use by the Company.

Accounts Receivable, net

●	Accounts Receivable, net

Accounts receivables, net includes amounts billed under the contract terms. Depending on the established process between each individual client and the Company, payment terms are set forth in either the purchase orders, the Letter of Award (LOA), or the contract; the typical payment terms require settlement between 60 and 90 days after the work has been certified. The contract receivable amounts are stated at their net realizable value. The Company maintains the expected credit loss to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a client’s financial condition, its historical collection experience, the age of the accounts receivable balances, current economic conditions, and reasonable and supportable forward-looking information, including macroeconomic factors such as expected changes in economic growth, industry conditions, and customer-specific risk profiles. In applying the foregoing accounting policy for receivables, management regularly assesses gross outstanding receivables and the related allowance for credit losses by first considering certain qualitative factors, such as seeing how much is owed by the client, whether the balance is overdue or delinquent. In the event that the balance is overdue, management will conduct a root cause analysis to determine why it is overdue. Potential causes may dispute regarding the amount due because of agreed upon deliverables or product quality (amounts that are carried in contracts receivable should not be subject to dispute over quality or amount because all such amounts accounted for as contract receivable are only accrued if they are reasonably expected to be collected). Further in the management’s assessment is consideration if the client is still an ongoing client, which means that he is either regularly making payment in entirety or material partial payments against his balance, or the Company is still performing working on a project and that clients has historically made payment(s); management typically considers these type of clients and their related receivables as collectable and in good standing. Management also incorporates forward-looking adjustments to historical loss rates, where applicable, to reflect expected changes in economic conditions that may impact the collectability of receivables over their remaining life. These adjustments require judgment and are based on available information at the reporting date.

Contract assets

●	Contract assets

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract assets are classified as current assets as the Company has an unconditional right to bill and expects to realize these balances within one year. The Company does not have any contract assets with billing terms extending beyond one year.

Expected credit loss

●	Expected credit loss

ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

Inventories

●	Inventories

Inventories are valued at the lower of cost or net realizable value. Cost is determined by the average cost method. The Company records adjustments to its inventory for estimated obsolescence or diminution in net realizable value equal to the difference between the cost of the inventory and the estimated net realizable value. At the point of loss recognition, a new cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Property and Equipment, net

●	Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Computer and software	3 years
Furniture and fittings	5 years
Leasehold property	Shorter of the lease term or estimated useful life
Machinery and equipment	1 – 10 years
Motor vehicles	10 years
Tool and equipment	3 – 10 years
Office equipment	3 – 5 years
Renovation	Shorter of the lease term or estimated useful life

Expenditure for repairs and maintenance is expensed as incurred. When assets have been retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

Property and equipment that are purchased or constructed which require a period of time before the property and equipment are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these property and equipment are ready for their intended use.

Contract liabilities

●	Contract liabilities

Contract liabilities on uncompleted contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized and provisions for losses. The majority of these amounts are expected to be earned within 12 months and are classified as current liabilities.

Impairment of Long-Lived Assets

●	Impairment of Long-Lived Assets

In accordance with the provisions of ASC Topic 360, Impairment or Disposal of Long-Lived Assets, all long-lived assets such as property and equipment owned and held by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

Revenue Recognition

●	Revenue Recognition

As discussed in Note 1, the Company provides civil engineering services to clients in numerous public utility projects, including but not limited to electrical and telecommunication cable laying works, water pipeline works and sewer rehabilitation works. The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as goods and services transfer to the clients. It is customary practice for the Company to have written agreements with its clients and revenue on oral or implied arrangements is generally not recognized.

The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five (5) steps are applied to achieve that core principle:

1.	Identify the contract(s) with a client;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue from contracts

The Company enters into agreements with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have the agreements with its customers in writing. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed.

The contracts which the Company enters into with the clients are fixed price and provide for milestone billings based upon the attainment of specific project objectives to ensure the Company meets its contractual requirements. Additionally, contracts may include retentions or holdbacks paid at the end of a project to ensure that Company meets the contract requirements. The Company does not assess whether a contract contains a significant financing component if the Company expects, at contract inception, that the period between payment by the customers and the transfer of promised services to the customers will be less than one year.

Since the Company has concluded that the promises to be delivered on the contract would be one single performance obligation, no allocation of the transaction price is required and expected. As a civil engineering service provider, the Company recognizes revenue based on the Company’s effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company’s right to bill the customer as costs are incurred.

The Company’s contract with the customer has payment terms specified based upon certain conditions completed. The Company will submit a progress claim to the customer when the stage of the project is completed, and after the Company receives the certificate from the customer, the Company will issue a tax invoice to the customer. The final tax invoice is generally issued after the project completion and agreed by the customer and the Company. As the Company’s customers are required to pay the Company at different billing stages over the contract period, as such, the Company believes the progress payments limit the Company’s exposure to credit risk and that the Company would be able to collect substantially all of the consideration gradually at different stages. The timing of the satisfaction of the Company’s performance obligations is based upon the cost-to-cost measure of progress method, which is generally different than the timing of unconditional right of payment, and is based upon certain conditions completed as specified in the contract. The timing between the satisfaction of the Company’s performance obligations and the unconditional right of payment would contribute to contract assets and contract liabilities.

The Company uses the ratio of actual costs incurred to total estimated costs since costs incurred (an input method) represent a reasonable measure of progress towards the satisfaction of a performance obligation in order to estimate the portion of revenue earned. This method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that entails a number of interrelated tasks or activities for a combined output that requires the Company to coordinate the work of employees and subcontractors. Contract costs typically include direct labor, subcontract and consultant costs, materials and indirect costs related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up basis, which causes the effect of revised estimates to be recognized in the current period. Changes in estimates can routinely occur over the contract term for a variety of reasons including, changes in scope, unanticipated costs, delays or favorable or unfavorable progress than original expectations. When the outcome of the contract cannot be reasonably measured, revenue is recognized only to the extent of contract costs incurred that are expected to be recovered.

When the current estimates of the total amount of consideration expected to be received in exchange for transferring promised goods or services to the customer, and contract cost indicate a loss, a provision for the entire loss on the contract is made as soon as the loss becomes evident. An adjustment is also made to reflect the effects of the customer’s credit risk. The loss on a contract is reported as an additional contract cost (an operating expense), and not as a reduction of revenue or a non-operating expense.

The Company’s contracts may contain variable consideration in the form of unpriced or pending change orders or claims that either increase or decrease the contract price. Variable consideration is generally estimated using the expected value method but may from time to time be estimated using the most likely amount method depending on the circumstance. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. Estimates of variable consideration are based upon historical experience and known trends.

The Company generally provides limited warranties for work that it has performed under its contracts; these warranty periods are known as the defect liabilities period (the “DLP”). The DLP typically extends for a duration ranging from 12 months to 18 months from the substantial completion of the project for the client. Historically, warranty claims have not resulted in significant costs. Contracts will include a provision whereby the client will typically withhold approximately 5.0% of the total contract value until the end of the DLP at which point the client will release the retention amounts to the Company.

Contract assets

Contract assets are recognized when progress towards completion of revenue earning activities on contracts exceeds amounts billed under the contract.

Revenue from maintenance works and services and others

Revenue is recognized to depict the transfer of promised services to its customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those services. The Company considers the terms of the contract and all relevant facts and circumstances when applying this guidance. The Company’s revenue recognition policies are in compliance with ASC 606, as follows:

Revenue from maintenance works and services and others comprised of revenue from service fee, labor cost charged, rental of machinery and equipment, transportation costs incurred, maintenance works charged, among other things is recognized when the entity satisfied the performance obligation at a point in time generally as the services are provided for a duration of typically less than one month. The Company typically receives purchase orders or emails from its customers which will set for the terms and conditions including the transaction price, works or services to be performed, terms of performance, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the completion of the contracted services to the customer according to the works or services to be performed and terms of performance. The maintenance work and services and others consist of a single performance obligation that the Company satisfies at a point in time. The Company recognizes the revenue when the following events have occurred: (a) the Company has performed the contracted services; (b) the Company has a present right to payment; (c) the customer has legal rights to the services upon completion of works done, and (d) the customer bears significant risks and rewards of ownership of the services. The completion of this revenue process is evidenced by the customer acceptance on our document for the maintenance works and services and others.

Cost of revenue

●	Cost of revenue

Cost of revenue consist of direct payroll costs, sub-contract costs, material costs and other indirect costs. Direct payroll costs represent the portion of salaries and wages incurred in connection with the production of deliverables under client assignments and contracts. Direct payroll costs include allocated fringe costs (i.e. health benefits, employer payroll taxes, and retirement plan contributions), paid leave and incentive compensation. Sub-contract comprises job outside to third parties. Material costs are raw materials used for the projects. Other indirect costs will be professional and miscellaneous costs associated to the projects excluded significant machinery or other long term depreciable assets and our cost of revenue presented are excluded of depreciation and amortization.

Contract costs

Contract costs consist of direct payroll costs, sub-consultant costs, material costs and other indirect costs which might include professional and miscellaneous costs associated to the projects and allocated overheads. Direct payroll costs represent the portion of salaries and wages incurred in connection with the production of deliverables under client assignments and contracts. Direct payroll costs include allocated fringe costs (i.e. health benefits, employer payroll taxes, and retirement plan contributions), paid leave and incentive compensation. Sub-contract and direct expenses include both sub-contract and other outside costs associated with performance under our contracts. Performance under our contracts does not involve significant machinery or other long term depreciable assets. We present direct costs exclusive of depreciation and amortization and as such we do not present gross profit on our combined financial statements.

Selling and Distribution

●	Selling and Distribution

Selling and distribution expenses include related expenses associated with sales and marketing personnel, and the costs of advertising, promotions, seminars, and other programs. There was no advertising expense incurred for the financial years ended December 31, 2025, 2024 and 2023, respectively.

Government Grant

●	Government Grant

A government grant or subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received. When the Company receives government grant or subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The classification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled. For the financial years ended December 31, 2025, 2024 and 2023, the Company received government subsidies of approximately $0.05 million, approximately $0.01 million and approximately $0.03 million, respectively, which are recognized as government grant in the consolidated statements of operations.

Comprehensive Income (Loss)

●	Comprehensive Income (Loss)

ASC Topic 220, Comprehensive Income, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income, as presented in the accompanying statement of shareholder’s equity, consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit.

Income Taxes

●	Income Taxes

Income taxes are determined in accordance with the provisions of ASC Topic 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the financial years in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

For the financial years ended December 31, 2025, 2024 and 2023, the Company did not have any interest and penalties associated with tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.

The Company is subject to tax in local and foreign jurisdictions. As a result of its business activities, the Company files tax returns that are subject to examination by the relevant tax authorities.

Leases

●	Leases

ASC 842 requires that lessees recognize right of use assets and lease liabilities calculated based on the present value of lease payments for all lease agreements with terms that are greater than 12 months. It requires for leases longer than one year, a lessee to recognize in the statement of financial condition a right-of-use asset, representing the right to use the underlying asset for the lease term, and a lease liability, representing the liability to make lease payments. ASC 842 distinguishes leases as either a finance lease or an operating lease that affects how the leases are measured and presented in the statement of operations and statement of cash flows. ASC 842 supersedes nearly all existing lease accounting guidance under GAAP issued by the Financial Accounting Standards Board (“FASB”) including ASC Topic 840, Leases.

The accounting update also requires that for finance leases, a lessee recognize interest expense on the lease liability, separately from the amortization of the right-of-use asset in the statements of earnings, while for operating leases, such amounts should be recognized as a combined expense. In addition, this accounting update requires expanded disclosures about the nature and terms of lease agreements.

Retirement Plan Costs

●	Retirement Plan Costs

Contributions to retirement plans (which are defined contribution plans) are charged to general and administrative expenses in the accompanying statements of operation as the related employee services are provided. The Company is required to make contributions to their employees under a government-mandated multi-employer defined contribution pension scheme for its eligible full-time employees in Singapore. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the financial years ended December 31, 2025, 2024 and 2023, contributions to retirement plans of approximately $0.2 million, approximately $0.1 million and approximately $0.1 million contributions were made accordingly.

Stock-based compensation

●	Stock-based compensation

The Company has equity-classified, stock-based compensation plans under which equity awards are granted to eligible personnel. Compensation cost for equity-classified awards is measured at the grant-date fair value of the award and recognized as expense over the requisite service period (generally the vesting period) with a corresponding credit to additional paid-in capital.

The total compensation cost recognized over the vesting period is based on the grant-date fair value of the awards and the number of awards expected to vest. Estimates of forfeitures are incorporated into the recognition of compensation cost. The Company revises its estimates of expected forfeitures at each reporting date, and the impact of any change in estimate is recognized in earnings with a corresponding adjustment to equity. After the vesting date, no further adjustments to compensation cost are made.

For awards with performance conditions, compensation cost is recognized if it is probable that the performance condition will be achieved. Market conditions are reflected in the grant-date fair value and do not affect the number of awards expected to vest.

Upon settlement or exercise of awards, the balance in additional paid-in capital relating to those awards is reclassified to ordinary shares and additional paid-in capital.

If the terms of an award are modified, the Company recognizes the incremental compensation cost equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification, measured at the date of modification. The original grant-date fair value continues to be recognized over the remaining service period as if the modification had not occurred.

Segment Reporting

●	Segment Reporting

FASB ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. For the financial years ended December 31, 2025, 2024 and 2023, the Company has one reportable segment.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM uses segment operating income (loss) to allocate resources to the business segment in the planning process and to assess the performance of the business segment, primarily by monitoring actual results versus the half-yearly plan.

Related Parties

●	Related Parties

The Company follows the ASC 850-10, Related Party for the identification of related parties and disclosure of related party transactions.

Pursuant to section 850-10-20 the related parties include: a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of section 825-10-15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and Income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

Commitments And Contingencies

●	Commitments And Contingencies

The Company follows the ASC 450-20, Commitments to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Concentration of Credit Risk

●	Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents, restricted cash and accounts receivable. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. From April 1, 2024 onwards, the Singapore Deposit Protection Board pays compensation up to a limit of S$100,000 (approximately US$74,360) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025, bank and cash balance approximately $0.7 million were maintained at financial institutions in Singapore, of which approximately $0.8 million was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the expected credit loss is based on the estimated realizable value. The Company identifies credit risk on a customer by customer basis. The information is monitored regularly by management. Concentration of credit risk arises when a group of customers having similar characteristics such that their ability to meet their obligations is expected to be affected similarly by changes in economic conditions.

Exchange rate Risk

●	Exchange rate Risk

The reporting currency of the Company is US$, to date the majority of the revenues and costs are denominated in S$ and a significant portion of the assets and liabilities are denominated in S$. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and S$. If S$ depreciates against US$, the value of S$ revenues and assets as expressed in US$ financial statements will decline. The Company does not hold any derivative or other financial instruments that expose to substantial market risk.

Liquidity Risk

●	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.

Fair Value Measurement

●	Fair Value Measurement

The Company follows the guidance of the ASC Topic 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1 : Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;
●	Level 2 : Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs; and
●	Level 3 : Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

The carrying value of the Company’s financial instruments: cash and cash equivalents, restricted cash, accounts receivable, loans receivable, amount due to a related party, accounts payable, escrow liabilities, income tax payable, amount due to a related party, other payables and accrued liabilities approximate at their fair values because of the short-term nature of these financial instruments.

Management believes, based on the current market prices or interest rates for similar debt instruments, the fair value of note payable approximate the carrying amount. The Company accounts for loans receivable at cost, subject to impairment testing. The Company obtains a third-party valuation based upon loan level data including note rate, type and term of the underlying loans.

The Company’s non-marketable equity securities are investments in privately held companies, which are without readily determinable market values and are classified as Level 3, due to the absence of quoted market prices, the inherent lack of liquidity and the fact that inputs used to measure fair value are unobservable and require management’s judgment.

Fair value estimates are made at a specific point in time based on relevant market information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Recently Issued Accounting Pronouncements

●	Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.